INCOME TAX (Details) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Other accrued liabilities, non-current USD ($)	Dec. 31, 2014 Other accrued liabilities, non-current RUB	Dec. 31, 2013 Other accrued liabilities, non-current RUB	Dec. 31, 2014 Accounts payable and accrued liabilities USD ($)	Dec. 31, 2014 Accounts payable and accrued liabilities RUB	Dec. 31, 2013 Accounts payable and accrued liabilities RUB	Dec. 31, 2014 Russia USD ($)	Dec. 31, 2014 Russia RUB	Dec. 31, 2013 Russia RUB	Dec. 31, 2012 Russia RUB	Dec. 31, 2014 Other USD ($)	Dec. 31, 2014 Other RUB	Dec. 31, 2013 Other RUB	Dec. 31, 2012 Other RUB	Dec. 31, 2014 Netherlands	Dec. 31, 2013 Netherlands	Dec. 31, 2012 Netherlands	Dec. 31, 2014 Yandex LLC Russia	Dec. 31, 2013 Yandex LLC Russia	Dec. 31, 2012 Yandex LLC Russia
INCOME TAX
Federal and local income tax rate (as a percent)																						20.00%	20.00%	20.00%
Income tax rate (as a percent)																			25.00%	25.00%	25.00%
Dividend withholding tax (as a percent)											5.00%	5.00%
Provision for income taxes
Current provision for income tax											$ (89.7)	(5,045.0)	(3,325.0)	(2,281.0)	$ (5.2)	(295.0)	(111.0)	2.0
Deferred income tax (expense)/ benefit											(4.6)	(256.0)	175.0	(58.0)	2.5	141.0	22.0	(14.0)
Total provision for income taxes	(97.0)	(5,455.0)	(3,239.0)	(2,351.0)
Components of net income before income taxes
Net income before income taxes	399.5	22,475.0	16,713.0	10,574.0							415.8	23,393.0	15,716.0	11,350.0	(16.3)	(918.0)	997.0	(776.0)
Statutory Russian income tax rate reconciled to the company's effective income tax rate
Expected provision at Russian statutory income tax rate of 20%	79.9	4,495.0	3,343.0	2,115.0
Effect of:
Tax on dividends	8.3	466.0	14.0	13.0
Non-deductible share-based compensation	4.1	229.0	146.0	75.0
Other expenses not deductible for tax purposes	1.7	97.0	83.0	183.0
Difference in foreign tax rates	(2.8)	(160.0)	(68.0)	(39.0)
Participation exemption on sale of equity investments			(393)
Other	1.4	78.0	(33.0)	4.0
Change in valuation allowance	4.4	250.0	147.0
Provision for income taxes	97.0	5,455.0	3,239.0	2,351.0
Movements in the valuation allowance
Balance at the beginning of the period	2.6	147.0
Charges to expenses	4.4	250.0	147.0
Foreign currency translation adjustment	0.4	17.0
Balance at the end of the period	7.4	414.0	147.0
Unrecognized income tax benefits
Unrecognized income tax benefits, if recognized, would affect the effective tax rate	1.7	97.0
Benefit as a result of recording interest and penalties as a part of provision of income tax	(0.5)	(30.0)	1.0	13.0
Amount of income tax benefits having a reasonable possibility of successfully being challenged by the tax authorities	(1.5)	86.0
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	0.4	25.0	25.0	97.0	1.1	62.0	10.0	1.2	69.0	15.0
Increases/(decreases) related to prior years tax positions	1.3	69.0	(3.0)	(72.0)
Increases related to current year tax positions		2	2	2
Foreign currency translation adjustment		1	1	(2)
Balance at the end of the period	1.7	97.0	25.0	25.0	1.1	62.0	10.0	1.2	69.0	15.0
Deferred tax asset
Accrued expenses	10.4	585.0	387.0
Net operating loss carryforward	8.1	457.0	324.0
Other	0.9	48.0	40.0
Valuation allowance	(7.4)	(414.0)	(147.0)
Total deferred tax asset	12.0	676.0	604.0
Deferred tax liability
Convertible debt discount	(18.2)	(1,023.0)	(802.0)
Property and equipment	(0.6)	(36.0)	(268.0)
Intangible assets	(8.7)	(490.0)	(155.0)
Unremitted earnings	(8.4)	(475.0)
Other	(1.1)	(60.0)	(41.0)
Total deferred tax liability	(37.0)	(2,084.0)	(1,266.0)
Net deferred tax asset/(liability)	(25.0)	(1,408.0)	(662.0)
Net deferred tax assets, current	3.2	180.0	596.0
Net deferred tax assets, non-current	0.1	4.0	3.0
Net deferred tax liabilities, current	(0.1)	(5.0)	(16.0)
Net deferred tax liabilities, non-current	$ (28.2)	(1,587.0)	(1,245.0)